Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$

Cash	174,265	266,785
Cash equivalents	-	66,920

	174,265	333,705